Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	REPAY HOLDINGS CORPORATION
Entity Central Index Key	0001720592
Entity Tax Identification Number	98-1496050
Entity File Number	001-38531
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	3 West Paces Ferry Road
Entity Address, Address Line Two	Suite 200
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	504-7472
Entity Incorporation, State or Country Code	DE
Trading Symbol	RPAY
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Address, State or Province	GA
Entity Address, City or Town	Atlanta
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false